Leasehold Improvements and Equipment (Details) - Schedule of Leasehold Improvements and Equipment - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Leasehold Improvements and Equipment [Line Items]
Leasehold improvements and equipment, gross	$ 1,444,870	$ 1,338,983
Accumulated depreciation	(547,583)	(442,444)
Leasehold improvements and equipment, net of accumulated depreciation	897,287	896,539
Motor Vehicles [Member]
Schedule of Leasehold Improvements and Equipment [Line Items]
Leasehold improvements and equipment, gross	509,705	465,111
Office equipment [Member]
Schedule of Leasehold Improvements and Equipment [Line Items]
Leasehold improvements and equipment, gross	74,500	26,462
Furniture and fittings [Member]
Schedule of Leasehold Improvements and Equipment [Line Items]
Leasehold improvements and equipment, gross	66,016	17,826
Computer [Member]
Schedule of Leasehold Improvements and Equipment [Line Items]
Leasehold improvements and equipment, gross		43,949
Warehouse equipment [Member]
Schedule of Leasehold Improvements and Equipment [Line Items]
Leasehold improvements and equipment, gross	109,192	111,397
Machinery equipment [Member]
Schedule of Leasehold Improvements and Equipment [Line Items]
Leasehold improvements and equipment, gross	48,904	2,699
Leasehold improvements [Member]
Schedule of Leasehold Improvements and Equipment [Line Items]
Leasehold improvements and equipment, gross	$ 636,553	$ 671,539